Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 02, 2023	Aug. 31, 2025
ActivePassive Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name				ActivePassive Core Bond ETF NAV
Accumulated Value	$ 10,492	$ 9,804	$ 10,000	$ 10,836
ActivePassive Intermediate Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name				ActivePassive Intermediate Municipal Bond ETF NAV
Accumulated Value	10,245	9,806	10,000	$ 10,508
ActivePassive International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name				ActivePassive International Equity ETF NAV
Accumulated Value	12,142	10,212	10,000	$ 14,143
ActivePassive U.S. Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name				ActivePassive U.S. Equity ETF NAV
Accumulated Value	14,078	11,078	10,000	$ 16,123
Bloomberg U.S. Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value	10,502	9,788	10,000	$ 10,831
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,507	9,904	10,000	$ 10,516
Bloomberg Muni 1-10 Year Blend Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Muni 1-10 Year Blend Total Return Index
Accumulated Value	10,407	9,936	10,000	$ 10,702
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global BMI TR
Accumulated Value	13,118	10,668	10,000	$ 15,237
S&P Classic ADR Composite Index (USD) NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Classic ADR Composite Index (USD) NTR
Accumulated Value	11,998	10,105	10,000	$ 13,958
CRSP US Total Market Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Total Market Total Return Index
Accumulated Value	$ 13,926	$ 11,037	$ 10,000	$ 16,121